T. ROWE PRICE Diversified Mid-Cap Growth Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 4.5%
Entertainment 1.9%
Electronic Arts  31,000 3,732
Endeavor Group Holdings, Class A  107,300 2,135
ROBLOX, Class A (1)(2) 323,000 9,354
Spotify Technology (1) 106,373 16,450
Take-Two Interactive Software (1) 21,453 3,012
34,683
Interactive Media & Services 0.9%
Match Group (1) 150,730 5,905
Pinterest, Class A (1) 416,400 11,255
17,160
Media 1.7%
Omnicom Group  73,000 5,437
Trade Desk, Class A (1) 346,108 27,048
32,485
Total Communication Services 84,328
CONSUMER DISCRETIONARY 13.5%
Automobile Components 0.2%
Aptiv (1) 27,372 2,698
Mobileye Global, Class A (1)(2) 24,352 1,012
3,710
Broadline Retail 1.1%
Coupang, Class A (1) 816,500 13,881
Etsy (1) 27,440 1,772
Global-e Online (1)(2) 42,700 1,697
Ollie's Bargain Outlet Holdings (1) 39,200 3,025
20,375
Distributors 0.6%
Genuine Parts  14,859 2,145
Pool  27,200 9,686
11,831
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (1)(2) 27,200 2,215
Duolingo (1) 12,400 2,057
Service Corp International  33,512 1,915
6,187
Hotels, Restaurants & Leisure 5.9%
Caesars Entertainment (1) 79,600 3,689

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Churchill Downs  49,300 5,721
Darden Restaurants  59,500 8,522
Domino's Pizza  19,000 7,197
DoorDash, Class A (1) 162,700 12,930
DraftKings, Class A (1) 306,180 9,014
Hilton Worldwide Holdings  139,590 20,964
Hyatt Hotels, Class A  16,700 1,771
MGM Resorts International  50,600 1,860
Restaurant Brands International (2) 62,500 4,164
Royal Caribbean Cruises (1) 36,500 3,363
Vail Resorts  7,200 1,598
Wingstop  35,200 6,330
Wynn Resorts  27,422 2,534
Yum! Brands  168,200 21,015
110,672
Household Durables 0.6%
NVR (1) 1,769 10,549
10,549
Specialty Retail 4.5%
AutoZone (1) 2,276 5,781
Burlington Stores (1) 33,948 4,593
Chewy, Class A (1)(2) 50,084 915
Five Below (1) 41,200 6,629
Floor & Decor Holdings, Class A (1)(2) 46,700 4,226
RH (1)(2) 8,200 2,168
Ross Stores  220,700 24,928
Tractor Supply (2) 78,300 15,899
Ulta Beauty (1) 37,695 15,057
Williams-Sonoma (2) 17,200 2,673
82,869
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1) 7,220 2,784
Skechers USA, Class A (1) 71,400 3,495
6,279
Total Consumer Discretionary 252,472
CONSUMER STAPLES 2.6%
Beverages 1.1%
Brown-Forman, Class B  87,692 5,059
Celsius Holdings (1) 62,900 10,794
Constellation Brands, Class A  15,300 3,845
19,698
Consumer Staples Distribution & Retail 0.9%
BJ's Wholesale Club Holdings (1) 63,474 4,530

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Casey's General Stores  9,789 2,658
Dollar Tree (1) 18,200 1,938
Performance Food Group (1) 142,000 8,358
17,484
Food Products 0.2%
Hershey  14,400 2,881
2,881
Household Products 0.1%
Church & Dwight  23,483 2,152
2,152
Personal Care Products 0.3%
elf Beauty (1) 34,700 3,811
Kenvue  107,900 2,167
5,978
Total Consumer Staples 48,193
ENERGY 4.5%
Energy Equipment & Services 0.9%
Halliburton  312,482 12,655
Noble (2) 74,800 3,789
16,444
Oil, Gas & Consumable Fuels 3.6%
APA  176,000 7,234
Cheniere Energy  148,500 24,645
Coterra Energy  84,300 2,280
Devon Energy  54,579 2,604
Diamondback Energy  28,400 4,399
Hess  111,994 17,135
Magnolia Oil & Gas, Class A  118,200 2,708
Matador Resources  28,100 1,671
Pioneer Natural Resources  17,700 4,063
66,739
Total Energy 83,183
FINANCIALS 10.2%
Banks 0.4%
NU Holdings, Class A (1) 1,133,300 8,216
8,216
Capital Markets 3.8%
Ares Management, Class A  122,900 12,643
Blue Owl Capital (2) 243,000 3,149
Cboe Global Markets  16,193 2,529
FactSet Research Systems  26,350 11,522

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
LPL Financial Holdings  55,300 13,142
MarketAxess Holdings  26,000 5,555
Morningstar  13,954 3,269
MSCI  30,400 15,598
Tradeweb Markets, Class A  51,751 4,150
71,557
Financial Services 3.3%
Apollo Global Management  366,800 32,924
Block, Class A (1) 122,400 5,417
Euronet Worldwide (1) 30,600 2,429
FleetCor Technologies (1) 51,108 13,050
Toast, Class A (1)(2) 179,600 3,364
WEX (1) 23,500 4,420
61,604
Insurance 2.7%
Arch Capital Group (1) 182,200 14,523
Arthur J Gallagher  92,700 21,129
Assurant  10,520 1,510
Globe Life  22,300 2,425
Hartford Financial Services Group  64,700 4,588
Ryan Specialty Group Holdings (1) 135,800 6,573
50,748
Total Financials 192,125
HEALTH CARE 18.5%
Biotechnology 2.9%
Alnylam Pharmaceuticals (1) 56,780 10,056
Apellis Pharmaceuticals (1)(2) 86,363 3,285
Argenx, ADR (1) 13,217 6,498
Ascendis Pharma, ADR (1) 19,960 1,869
BioNTech, ADR (1) 16,728 1,817
Exact Sciences (1) 78,018 5,322
Genmab, ADR (1) 64,577 2,278
Incyte (1) 31,000 1,791
Karuna Therapeutics (1) 22,453 3,797
Legend Biotech, ADR (1) 63,800 4,285
Neurocrine Biosciences (1) 70,522 7,934
Sarepta Therapeutics (1) 40,700 4,934
53,866
Health Care Equipment & Supplies 6.5%
Align Technology (1) 47,500 14,503
Dexcom (1) 260,700 24,323
Globus Medical, Class A (1) 75,400 3,744
IDEXX Laboratories (1) 46,900 20,508

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Inspire Medical Systems (1) 28,100 5,576
Insulet (1) 58,106 9,267
Lantheus Holdings (1) 43,900 3,050
Masimo (1) 39,000 3,419
Novocure (1)(2) 67,479 1,090
Penumbra (1) 31,003 7,500
ResMed  93,020 13,755
Shockwave Medical (1) 32,300 6,431
STERIS  21,300 4,674
Teleflex  12,600 2,475
120,315
Health Care Providers & Services 2.5%
Acadia Healthcare (1) 33,613 2,363
agilon health (1)(2) 134,800 2,394
Cencora  134,100 24,134
McKesson  15,196 6,608
Molina Healthcare (1) 30,224 9,910
Tenet Healthcare (1) 24,000 1,582
46,991
Health Care Technology 1.1%
Veeva Systems, Class A (1) 102,895 20,934
20,934
Life Sciences Tools & Services 5.5%
Agilent Technologies  142,000 15,879
Bio-Rad Laboratories, Class A (1) 8,511 3,051
Bio-Techne  152,200 10,360
Bruker  70,500 4,392
Charles River Laboratories International (1) 9,500 1,862
Illumina (1) 27,900 3,830
IQVIA Holdings (1) 111,700 21,977
Mettler-Toledo International (1) 15,400 17,064
Repligen (1) 29,504 4,691
West Pharmaceutical Services  51,939 19,488
102,594
Total Health Care 344,700
INDUSTRIALS & BUSINESS SERVICES 20.2%
Aerospace & Defense 2.0%
Axon Enterprise (1) 56,800 11,303
BWX Technologies  36,300 2,722
HEICO  43,300 7,011
Hexcel  34,200 2,228
Howmet Aerospace  91,900 4,250

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TransDigm Group (1) 11,800 9,949
37,463
Air Freight & Logistics 0.1%
Expeditors International of Washington  22,700 2,602
2,602
Building Products 1.6%
A.O. Smith  34,000 2,248
Advanced Drainage Systems  23,000 2,618
Allegion  39,500 4,116
Carrier Global  40,400 2,230
Fortune Brands Innovations  39,751 2,471
Trane Technologies  52,400 10,633
Trex (1) 76,000 4,684
29,000
Commercial Services & Supplies 3.9%
Cintas  51,000 24,531
Clean Harbors (1) 50,900 8,519
Copart (1) 565,600 24,372
RB Global (2) 47,100 2,944
Republic Services  43,100 6,142
Rollins  56,293 2,101
Waste Connections  34,275 4,603
73,212
Construction & Engineering 0.8%
Quanta Services  50,414 9,431
Valmont Industries  7,600 1,826
WillScot Mobile Mini Holdings (1) 95,300 3,963
15,220
Electrical Equipment 2.1%
AMETEK  40,037 5,916
Hubbell  25,900 8,117
Rockwell Automation  84,712 24,217
38,250
Ground Transportation 1.6%
JB Hunt Transport Services  14,282 2,693
Landstar System  13,600 2,406
Old Dominion Freight Line  60,617 24,801
29,900
Machinery 0.9%
Graco  30,000 2,186
IDEX  10,375 2,158
Middleby (1) 13,978 1,789

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Otis Worldwide  28,200 2,265
RBC Bearings (1)(2) 8,173 1,914
Toro  61,247 5,090
Westinghouse Air Brake Technologies  20,500 2,178
17,580
Passenger Airlines 0.2%
Alaska Air Group (1) 34,800 1,290
United Airlines Holdings (1) 36,800 1,557
2,847
Professional Services 5.0%
Booz Allen Hamilton Holding  36,870 4,029
Broadridge Financial Solutions  63,571 11,383
Ceridian HCM Holding (1) 40,029 2,716
Equifax  21,900 4,012
FTI Consulting (1) 15,292 2,728
KBR  68,700 4,049
Paychex  182,600 21,059
Paycom Software  37,900 9,826
Paycor HCM (1)(2) 82,800 1,890
Paylocity Holding (1) 33,500 6,087
TransUnion  61,596 4,422
Verisk Analytics  87,600 20,695
92,896
Trading Companies & Distributors 2.0%
Fastenal  270,100 14,758
Ferguson  36,500 6,003
SiteOne Landscape Supply (1) 40,254 6,579
United Rentals  14,600 6,491
Watsco (2) 10,700 4,042
37,873
Total Industrials & Business Services 376,843
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 0.3%
Motorola Solutions  22,800 6,207
6,207
Electronic Equipment, Instruments & Components 2.5%
Amphenol, Class A  233,987 19,653
CDW  79,278 15,995
Keysight Technologies (1) 29,600 3,916
Littelfuse  8,700 2,152
TE Connectivity  14,600 1,803

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 9,000 2,129
45,648
IT Services 2.9%
Cloudflare, Class A (1) 223,600 14,096
EPAM Systems (1) 8,872 2,269
Gartner (1) 46,606 16,014
Globant (1) 10,798 2,136
MongoDB (1) 47,655 16,482
VeriSign (1) 10,434 2,113
53,110
Semiconductors & Semiconductor Equipment 4.8%
Enphase Energy (1) 86,100 10,345
Entegris  69,300 6,508
First Solar (1) 14,160 2,288
Lattice Semiconductor (1) 136,479 11,728
Microchip Technology  279,068 21,781
MKS Instruments  17,400 1,506
Monolithic Power Systems  33,100 15,292
ON Semiconductor (1) 72,938 6,780
Onto Innovation (1) 24,100 3,073
Silicon Laboratories (1) 13,900 1,611
Skyworks Solutions  21,100 2,080
Teradyne  58,600 5,887
88,879
Software 10.6%
ANSYS (1) 51,500 15,324
Appfolio, Class A (1) 19,900 3,634
AppLovin, Class A (1)(2) 65,000 2,597
Atlassian, Class A (1) 9,600 1,934
Bentley Systems, Class B  126,457 6,343
BILL Holdings (1) 26,800 2,910
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)(4) 1,136 1,212
Confluent, Class A (1) 121,652 3,602
Crowdstrike Holdings, Class A (1) 146,853 24,580
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 3,834
Datadog, Class A (1) 196,846 17,931
Descartes Systems Group (1) 65,900 4,836
DoubleVerify Holdings (1) 70,475 1,970
Dynatrace (1) 179,273 8,377
Fair Isaac (1) 17,300 15,026
Fortinet (1) 34,200 2,007
HubSpot (1) 35,099 17,286
Manhattan Associates (1) 42,975 8,494

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Monday.com (1) 27,200 4,331
nCino (1) 74,245 2,361
Procore Technologies (1) 41,470 2,709
PTC (1) 59,534 8,435
Samsara, Class A (1) 205,423 5,179
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,197
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 147
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 212
Tyler Technologies (1) 26,744 10,327
Workiva (1) 26,500 2,685
Zscaler (1) 116,300 18,095
197,575
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Class A (1) 129,400 4,609
Super Micro Computer (1) 19,000 5,210
9,819
Total Information Technology 401,238
MATERIALS 1.7%
Chemicals 0.8%
Albemarle  12,000 2,040
CF Industries Holdings  25,800 2,212
PPG Industries  56,700 7,360
RPM International  26,273 2,491
14,103
Construction Materials 0.3%
Vulcan Materials  23,400 4,727
4,727
Containers & Packaging 0.4%
Avery Dennison  25,300 4,621
Ball  26,147 1,302
Sealed Air  61,646 2,026
7,949
Metals & Mining 0.2%
Steel Dynamics  27,000 2,895
2,895
Total Materials 29,674
REAL ESTATE 1.5%
Industrial Real Estate Investment Trusts 0.1%
Rexford Industrial Realty, REIT  43,300 2,137
2,137

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.4%
CoStar Group (1) 104,300 8,020
8,020
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  42,100 2,682
2,682
Retail Real Estate Investment Trusts 0.3%
Simon Property Group, REIT  54,500 5,888
5,888
Specialized Real Estate Investment Trusts 0.6%
CubeSmart, REIT  60,400 2,303
Lamar Advertising, Class A, REIT  69,120 5,769
SBA Communications, REIT  11,300 2,262
10,334
Total Real Estate 29,061
UTILITIES 0.2%
Independent Power & Renewable Electricity Producers 0.2%
Vistra  83,700 2,777
Total Utilities 2,777
Total Common Stocks (Cost $1,459,767) 1,844,594
CONVERTIBLE PREFERRED STOCKS 1.0%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,626 (1)(3)(4) 200,815 1,075
Total Health Care 1,075
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 72
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(3)(4) 108,447 7,971
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 13,101 963
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,226
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 303
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,765
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 2,006
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)(4) 32,662 179

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)(3)(4) 26,807 147
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 3
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)(4) 62,133 341
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 875
Total Information Technology 16,854
Total Convertible Preferred Stocks (Cost $17,165) 17,929
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 778,983 779
Total Short-Term Investments (Cost $779) 779
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 55,659,385 55,659
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 55,659
Total Securities Lending Collateral (Cost $55,659) 55,659
Total Investments in Securities 103.0%
(Cost $1,533,370) $ 1,918,961
Other Assets Less Liabilities (3.0)% (55,872)
Net Assets 100.0% $ 1,863,089

T. ROWE PRICE Diversified Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$24,531 and represents 1.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 52++
Totals $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 7,718  ¤  ¤ $ 56,438
Total $ 56,438^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $56,438.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Diversified Mid-Cap Growth Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $2,414,000 for the period ended
September 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,837,992 $ — $ 6,602 $ 1,844,594
Convertible Preferred Stocks — — 17,929 17,929
Short-Term Investments 779 — — 779
Securities Lending Collateral 55,659 — — 55,659
Total $ 1,894,430 $ — $ 24,531 $ 1,918,961
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 12,876 $ 2,744 $ (9,018) $ 6,602
Convertible Preferred Stocks 16,594 1,335 — 17,929
Total $ 29,470 $ 4,079 $ (9,018) $ 24,531

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F149-054Q3 09/23